Note 8 - Intangible Assets - Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
2019	$ 566
2020	488
2021	391
2022	294
2023	206
Thereafter	165
	2,110
Mortgage Servicing Rights [Member]
2019	467
2020	389
2021	344
2022	284
2023	206
Thereafter	165
	1,855	$ 1,724
Core Deposits [Member]
2019	99
2020	99
2021	47
2022	10
2023	0
Thereafter	0
	$ 255	$ 355